UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.4%
Australia — 3.5%

Australia and New Zealand Banking Group, Ltd.	133,100	$3,178,746
Transurban Group	284,410	1,489,380

		4,668,126

Bermuda — 1.1%

Li & Fung, Ltd.	253,830	1,484,224
Peace Mark Holdings, Ltd.†(1)(2)	800,000	0
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		1,484,224

Canada — 7.6%

Bombardier, Inc., Class B	446,920	2,251,905
Pacific Rubiales Energy Corp.	42,930	1,457,194
Rogers Communications, Inc., Class B	56,390	1,962,279
Talisman Energy, Inc.	66,260	1,474,073
Toronto-Dominion Bank	39,258	2,931,617

		10,077,068

Cayman Islands — 2.8%

AAC Acoustic Technologies Holdings, Inc.	809,950	2,162,215
Agile Property Holdings, Ltd.	466,100	689,603
Sun King Power Electronics Group†	3,253,619	916,713

		3,768,531

China — 0.4%

Weichai Power Co., Ltd.	81,100	501,345

Denmark — 1.8%

AP Moller - Maersk A/S, Series B	258	2,336,225

France — 12.4%

Air France-KLM†	122,793	2,236,523
Atos Origin SA†	51,353	2,733,941
Danone	36,000	2,261,982
Sanofi-Aventis SA	35,600	2,276,333
Technip SA	25,555	2,359,706
Unibail-Rodamco SE	11,812	2,336,087
Valeo SA†	38,384	2,178,138

		16,382,710

Germany — 3.5%

Deutsche Bank AG	45,047	2,353,675
Deutsche Telekom AG	174,530	2,251,782

		4,605,457

Hong Kong — 1.6%

Cheung Kong Holdings, Ltd.	134,620	2,074,860

India — 1.7%

Dr. Reddy’s Laboratories, Ltd. ADR	62,404	2,306,452

Indonesia — 3.5%

PT Astra International Tbk	263,000	1,592,303
PT Bank Negara Indonesia Persero Tbk	2,989,820	1,285,855
PT Tambang Batubara Bukit Asam Tbk	713,000	1,816,132

		4,694,290

Japan — 16.0%

Hitachi, Ltd.	390,000	2,079,936
Inpex Corp.	170	995,628
Japan Tobacco, Inc.	302	1,117,761
JS Group Corp.	70,000	1,540,707
Komatsu, Ltd.	90,000	2,723,611
Mitsubishi Electric Corp.	200,000	2,098,781
Mitsubishi UFJ Financial Group, Inc.	382,300	2,067,123
NTT DoCoMo, Inc.	1,000	1,746,520
Omron Corp.	70,000	1,854,539
Tokio Marine Holdings, Inc.	43,000	1,285,392
Toray Industries, Inc.	360,000	2,150,511
Unicharm Corp.	38,000	1,511,762

		21,172,271

Jersey — 3.0%

Informa PLC	447,833	2,845,231
West China Cement, Ltd.†	3,147,511	1,150,027

		3,995,258

Luxembourg — 1.8%

ArcelorMittal	63,680	2,415,012

Mexico — 1.8%

Grupo Mexico SA de CV, Class B	580,410	2,389,315

Netherlands — 2.4%

Koninklijke DSM NV	44,247	2,519,117
X5 Retail Group NV GDR†	14,360	664,150

		3,183,267

Portugal — 1.7%

EDP-Energias de Portugal SA	673,324	2,241,309

Russia — 2.1%

Sberbank of Russia	813,260	2,770,777

Singapore — 2.7%

SembCorp Marine, Ltd.	846,404	3,541,660

South Korea — 2.5%

Hynix Semiconductor, Inc.†	93,950	1,986,783
Korea Electric Power Corp.†	51,290	1,364,841

		3,351,624

Switzerland — 3.6%

Novartis AG	41,704	2,450,946
The Swatch Group AG, Class B	5,206	2,320,707

		4,771,653

Taiwan — 3.1%

Compal Electronics, Inc.	1,557,000	2,063,967
HTC Corp.	65,310	2,015,983

		4,079,950

Turkey — 1.6%

Koza Altin Isletmeleri AS	153,847	2,052,622

United Kingdom — 10.2%

Cairn Energy PLC†	351,711	2,303,080
Rio Tinto PLC	32,166	2,249,979
Royal Dutch Shell PLC, Class A	71,089	2,349,256
Standard Chartered PLC	158,765	4,271,137
Whitbread PLC	81,154	2,264,836

		13,438,288

Total Common Stock (cost $110,521,098)		122,302,294

EXCHANGE-TRADED FUNDS — 5.6%
Ireland — 3.0%

Source Markets PLC - MSCI Europe Source ETF†	23,337	4,006,367

United States — 2.6%

iShares MSCI Emerging Markets Index Fund	72,050	3,431,021

Total Exchange-Traded Funds (cost $6,762,457)		7,437,388

Total Long-Term Investment Securities (cost $117,283,555)		129,739,682

REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/10, to be repurchased 01/03/11 in the amount of $885,000 and collateralized by $905,000 of Federal Home Loan Mtg. Corp. Disc. Notes, bearing interest at 0.21% due 06/20/11 and having approximate value of $904,095 (cost $885,000)	$885,000	885,000

TOTAL INVESTMENTS (cost $118,168,555)(3)	98.7%	130,624,682
Other assets less liabilities	1.3	1,694,824

NET ASSETS	100.0%	$132,319,506

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

ETF —Exchange-Traded Fund

GDR — Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$10,077,068	$—	$—	$10,077,068
France	16,382,710	—	—	16,382,710
Japan	21,172,271	—	—	21,172,271
United Kingdom	13,438,288	—	—	13,438,288
Other Countries*	61,231,957	—	0	61,231,957
Exchange-Traded Funds	7,437,388	—	—	7,437,388
Repurchase Agreement	—	885,000	—	885,000

Total	$129,739,682	$885,000	$0	$130,624,682

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/2010	$0

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	10.8%
Medical-Drugs	5.2
Oil Companies-Exploration & Production	3.6
Diversified Banking Institutions	3.4
Electric Products-Misc.	3.2
Electronic Components-Misc.	3.0
Region Fund-European	3.0
Oil Companies-Integrated	2.9
Cellular Telecom	2.8
Electric-Integrated	2.7
Shipbuilding	2.7
Exchange-Traded Funds	2.6
Multimedia	2.1
Real Estate Operations & Development	2.1
Computer Services	2.1
Machinery-Construction & Mining	2.1
Chemicals-Diversified	1.9
Steel-Producers	1.8
Non-Ferrous Metals	1.8
Oil-Field Services	1.8
Transport-Marine	1.8
Real Estate Investment Trusts	1.8
Retail-Jewelry	1.8
Retail-Restaurants	1.7
Food-Misc.	1.7
Diversified Manufacturing Operations	1.7
Telephone-Integrated	1.7
Metal-Diversified	1.7
Airlines	1.7
Auto/Truck Parts & Equipment-Original	1.6
Textile-Products	1.6
Computers	1.6
Gold Mining	1.6
Wireless Equipment	1.5
Electronic Components-Semiconductors	1.5
Coal	1.4
Retail-Automobile	1.2
Building & Construction Products-Misc.	1.2
Cosmetics & Toiletries	1.1
Public Thoroughfares	1.1
Distribution/Wholesale	1.1
Insurance-Property/Casualty	1.0
Building Products-Cement	0.9
Tobacco	0.8
Power Converter/Supply Equipment	0.7
Repurchase Agreements	0.7
Food-Retail	0.5
Auto/Truck Parts & Equipment-Replacement	0.4

98.7%

*	Calculated as a percentage of net assets

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 112.6%
Aerospace/Defense — 4.8%

General Dynamics Corp.	37,400	$2,653,904
The Boeing Co.	71,000	4,633,460

		7,287,364

Aerospace/Defense-Equipment — 1.7%

United Technologies Corp.	33,400	2,629,248

Applications Software — 2.4%

Microsoft Corp.	130,000	3,629,600

Auto-Cars/Light Trucks — 1.5%

General Motors Co.†	59,500	2,193,170

Banks-Fiduciary — 1.2%

The Bank of New York Mellon Corp.	62,000	1,872,400

Banks-Super Regional — 6.6%

Capital One Financial Corp.	40,000	1,702,400
US Bancorp	140,000	3,775,800
Wells Fargo & Co.	143,400	4,443,966

		9,922,166

Beverages-Non-alcoholic — 0.9%

PepsiCo, Inc.	20,000	1,306,600

Cable/Satellite TV — 1.8%

Comcast Corp., Class A	121,000	2,658,370

Chemicals-Diversified — 0.9%

E.I. du Pont de Nemours & Co.	28,000	1,396,640

Chemicals-Specialty — 0.6%

Ashland, Inc.	17,000	864,620

Coal — 0.7%

CONSOL Energy, Inc.	22,000	1,072,280

Computer Services — 2.2%

Computer Sciences Corp.	20,000	992,000
International Business Machines Corp.	15,800	2,318,808

		3,310,808

Computers — 1.4%

Hewlett-Packard Co.	48,900	2,058,690

Computers-Memory Devices — 1.2%

EMC Corp.†	80,000	1,832,000

Cosmetics & Toiletries — 3.8%

Avon Products, Inc.	68,000	1,976,080
Procter & Gamble Co.	58,700	3,776,171

		5,752,251

Diversified Banking Institutions — 11.4%

Bank of America Corp.	295,570	3,942,904
Citigroup, Inc.†	635,000	3,003,550
JPMorgan Chase & Co.	127,100	5,391,582
Morgan Stanley	81,600	2,220,336
The Goldman Sachs Group, Inc.	16,000	2,690,560

		17,248,932

Diversified Manufacturing Operations — 3.5%

Eaton Corp.	17,000	1,725,670
General Electric Co.	196,200	3,588,498

		5,314,168

Electronic Components-Semiconductors — 1.1%

Intel Corp.	79,700	1,676,091

Enterprise Software/Service — 0.9%

Oracle Corp.	45,000	1,408,500

Food-Misc. — 2.4%

Kraft Foods, Inc., Class A	116,000	3,655,160

Food-Retail — 0.9%

Safeway, Inc.	60,000	1,349,400

Insurance-Life/Health — 2.9%

Lincoln National Corp.	74,000	2,057,940
Prudential Financial, Inc.	40,000	2,348,400

		4,406,340

Investment Management/Advisor Services — 1.9%

BlackRock, Inc.	15,000	2,858,700

Machinery-Construction & Mining — 1.5%

Caterpillar, Inc.	24,000	2,247,840

Medical Instruments — 1.2%

Medtronic, Inc.	50,000	1,854,500

Medical Products — 2.8%

Covidien PLC	40,000	1,826,400
Johnson & Johnson	39,300	2,430,705

		4,257,105

Medical-Drugs — 5.5%

Abbott Laboratories	36,600	1,753,506
Merck & Co., Inc.	80,000	2,883,200
Pfizer, Inc.	205,000	3,589,550

		8,226,256

Medical-Generic Drugs — 3.0%

Mylan, Inc.†	213,000	4,500,690

Medical-HMO — 2.2%

UnitedHealth Group, Inc.	90,000	3,249,900

Multimedia — 3.6%

The Walt Disney Co.	47,000	1,762,970
Time Warner, Inc.	60,000	1,930,200
Viacom, Inc., Class B	44,000	1,742,840

		5,436,010

Networking Products — 1.7%

Cisco Systems, Inc.†	128,000	2,589,440

Oil & Gas Drilling — 1.3%

Noble Corp.	53,000	1,895,810

Oil Companies-Exploration & Production — 4.1%

Apache Corp.	18,000	2,146,140
Devon Energy Corp.	27,000	2,119,770
Occidental Petroleum Corp.	20,000	1,962,000

		6,227,910

Oil Companies-Integrated — 7.9%

Chevron Corp.	52,100	4,754,125
ConocoPhillips	53,200	3,622,920
Exxon Mobil Corp.	48,000	3,509,760

		11,886,805

Oil Field Machinery & Equipment — 1.4%

National Oilwell Varco, Inc.	32,000	2,152,000

Paper & Related Products — 1.2%

International Paper Co.	66,000	1,797,840

Retail-Apparel/Shoe — 2.9%

Gap, Inc.	200,000	4,428,000

Retail-Building Products — 1.4%

Lowe’s Cos., Inc.	83,000	2,081,640

Retail-Discount — 2.5%

Target Corp.	34,400	2,068,472
Wal-Mart Stores, Inc.	30,000	1,617,900

		3,686,372

Retail-Drug Store — 2.6%

CVS Caremark Corp.	113,000	3,929,010

Retail-Regional Department Stores — 1.2%

Kohl’s Corp.†	32,000	1,738,880

Steel-Producers — 0.7%

United States Steel Corp.	17,000	993,140

Steel-Specialty — 0.7%

Allegheny Technologies, Inc.	20,000	1,103,600

Telephone-Integrated — 3.9%

AT&T, Inc.	110,950	3,259,711
Verizon Communications, Inc.	73,400	2,626,252

		5,885,963

Television — 1.5%

CBS Corp., Class B	115,000	2,190,750

Tobacco — 1.1%

Philip Morris International, Inc.	29,000	1,697,370

Total Long-Term Investment Securities (cost $153,523,290)		169,760,329

REPURCHASE AGREEMENT — 3.2%

State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $4,863,000)	$4,863,000	4,863,000

TOTAL INVESTMENTS (cost $158,386,290)(2)	115.8%	174,623,329
Liabilities in excess of other assets	(15.8)	(23,837,290)

NET ASSETS	100.0%	$150,786,039

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$9,922,166	$—	$—	$9,922,166
Diversified Banking Institutions	17,248,932	—	—	17,248,932
Medical-Drugs	8,226,256	—	—	8,226,256
Oil Companies-Integrated	11,886,805	—	—	11,886,805
Other Industries*	122,476,170	—	—	122,476,170
Repurchase Agreement	—	4,863,000	—	4,863,000

Total	$169,760,329	$4,863,000	$—	$174,623,329

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund

PORTFOLIO OF INVESTMENTS—December 31, 2010 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 91.8%
Australia — 3.9%

Bendigo and Adelaide Bank, Ltd.	23,809	$242,301
carsales.com.au, Ltd.	52,390	251,847
Centamin Egypt, Ltd.†	135,491	372,634
Domino’s Pizza Enterprises, Ltd.	33,294	213,513
Emeco Holdings, Ltd.	323,874	357,759
White Energy Co., Ltd. (Ordinary Shares)†	2,301	8,096
White Energy Co., Ltd. (2010 Performance Shares)†(1)(3)	978	0
White Energy Co., Ltd. (2011 Performance Shares)†(1)(3)	978	0

		1,446,150

Austria — 1.9%

Austria Technologie & Systemtechnik AG	13,850	317,871
Schoeller-Bleckmann Oilfield Equipment AG	4,372	376,828

		694,699

Belgium — 2.0%

Barco NV†	6,003	387,293
Kinepolis Group NV	5,387	367,059

		754,352

Bermuda — 2.8%

China Gas Holdings, Ltd.(1)	534,000	232,897
Digital China Holdings, Ltd.	239,000	446,465
Lancashire Holdings, Ltd.	42,605	367,332
Peace Mark Holdings, Ltd.†(1)(3)	8,000	0

		1,046,694

Cayman Islands — 4.1%

AAC Acoustic Technologies Holdings, Inc.	200,000	533,913
China High Speed Transmission Equipment Group Co., Ltd.	137,000	211,507
Lee & Man Paper Manufacturing, Ltd.	408,000	309,170
Shenguan Holdings Group, Ltd.	366,000	479,349

		1,533,939

China — 3.2%

Beijing Jingkelong Co., Ltd.	246,000	325,983
Weichai Power Co., Ltd.	85,000	525,454
Zhuzhou CSR Times Electric Co., Ltd.	84,000	330,692

		1,182,129

Finland — 3.0%

Konecranes Oyj	13,447	555,069
Pohjola Bank PLC	45,694	547,716

		1,102,785

France — 4.9%

GameLoft SA†	57,872	422,245
Laurent-Perrier	3,354	358,556
Rubis SA	3,711	432,178
Sopra Group SA	3,769	291,110
Virbac SA	1,748	303,661

		1,807,750

Germany — 2.7%

CTS Eventim AG	4,539	280,316
Muehlbauer Holding AG & Co.	7,721	412,187
zooplus AG†	4,353	312,077

		1,004,580

Guernsey — 1.0%

Stobart Group, Ltd.	163,166	365,052

Hong Kong — 0.7%

China Everbright International, Ltd.	509,000	267,178

Indonesia — 1.1%

PT United Tractors Tbk	150,666	397,986

Ireland — 1.4%

DCC PLC	16,500	516,497

Italy — 4.5%

Amplifon SpA	71,810	358,410
DiaSorin SpA	12,465	536,521
Piaggio & C SpA	111,851	351,620
Yoox SpA†	32,833	422,075

		1,668,626

Japan — 20.5%

Ain Pharmaciez, Inc.	7,000	246,237
Asahi Diamond Industrial Co., Ltd.	4,000	76,019
Benefit One, Inc.	135	103,590
Chugoku Marine Paints, Ltd.	35,000	297,019
Credit Saison Co., Ltd.	10,800	177,583
Dai-ichi Seiko Co., Ltd.	6,100	329,080
Daiseki Co., Ltd.	8,600	179,542
Eiken Chemical Co., Ltd.	14,100	164,983
en-japan, Inc.	182	255,325
Enplas Corp.	8,600	137,172
EPS Co., Ltd.	32	78,315
Foster Electric Co., Ltd.	12,100	358,574
FP Corp.	5,500	304,841
GCA Savvian Group Corp.	122	132,534
Hajime Construction Co., Ltd.	9,100	312,823
HIRANO TECSEED Co., Ltd.	13,000	208,634
Jafco Co., Ltd.	6,900	200,567
Kakaku.com, Inc.	29	172,521
Kenedix, Inc.†	835	254,233
Koito Manufacturing Co., Ltd.	10,000	156,423
Kokusai Co., Ltd.	20,200	160,227
Mani, Inc.	6,100	231,408
Maruwa Co., Ltd.	2,800	82,838
Matsuda Sangyo Co., Ltd.	8,900	160,044
Modec, Inc.	5,200	92,292
Nichi-iko Pharmaceutical Co., Ltd.	6,100	213,827
Nifco, Inc.	2,200	59,640
Nihon M&A Center, Inc.	18	77,596
Nishimatsuya Chain Co., Ltd.	14,100	137,023
NPC, Inc	8,200	170,282
Otsuka Corp.	3,600	245,646
OUTSOURCING, Inc.	24,900	101,207
Proto Corp.	5,800	257,175
Software Service, Inc.	6,100	108,867
Teikoku Electric Manufacturing Co., Ltd.	4,500	98,657
Tocalo Co., Ltd.	10,000	193,004
Toda Kogyo Corp.	8,000	83,360
Token Corp.	5,660	212,973
Tokyu Livable, Inc.	15,100	180,962
Union Tool Co.	5,000	143,860
Village Vanguard Co., Ltd.	58	213,241
Works Applications Co., Ltd.	399	207,633

		7,577,777

Jersey — 1.0%

United Business Media, Ltd.	34,467	370,789

Luxembourg — 1.1%

Acergy SA	16,292	399,269

Mauritius — 0.8%

Golden Agri-Resources, Ltd.	500,670	312,102

Netherlands — 1.6%

Aalberts Industries NV	27,700	583,920

New Zealand — 0.4%

Kathmandu Holdings, Ltd.†	95,035	132,194

Norway — 1.1%

Leroey Seafood Group ASA	11,918	405,433

Singapore — 1.5%

CapitaCommercial Trust	255,000	298,048
Venture Corp., Ltd.	35,000	252,542

		550,590

South Korea — 5.0%

Cheil Industries, Inc.†	3,737	365,501
Glovis Co., Ltd.†	2,561	336,232
Hyundai Mobis†	1,908	478,303
LG Household & Health Care, Ltd.†	1,040	357,388
Sungwoo Hitech Co., Ltd.†	26,308	316,419

		1,853,843

Sweden — 1.6%

AarhusKarlshamn AB	6,914	193,779
Duni AB	37,492	406,937

		600,716

Switzerland — 5.7%

Clariant AG†	19,599	397,011
Implenia AG†	8,607	294,111
Partners Group Holding AG	2,975	564,455
Sulzer AG	3,884	591,946
VZ Holding AG	2,187	280,684

		2,128,207

Thailand — 0.8%

TMB Bank PCL†(2)	3,988,600	312,261

United Kingdom — 10.6%

Croda International PLC	22,719	572,406
IG Group Holdings PLC	67,009	532,816
International Personal Finance PLC	97,872	585,954
Millennium & Copthorne Hotels PLC	41,754	384,407
Nanoco Group PLC†	162,781	261,406
Robert Walters PLC	71,117	360,632
Spirax-Sarco Engineering PLC	12,423	374,590
St James’s Place PLC	124,135	514,233
Telecity Group PLC†	45,111	330,844

		3,917,288

United States — 2.9%

AsiaInfo-Linkage, Inc.†	8,818	146,114
Autoliv, Inc.	7,017	553,922
Virgin Media, Inc.	13,143	358,016

		1,058,052

Total Common Stock (cost $25,887,748)		33,990,858

EXCHANGE-TRADED FUNDS — 5.8%
Ireland — 2.8%

iShares MSCI Latin America Fund	35,245	1,053,950

Luxembourg — 3.0%

db x-trackers - MSCI Emerging Markets TRN Index ETF	29,338	1,095,774

Total Exchange-Traded Funds (cost $1,322,317)		2,149,724

PREFERRED STOCK — 1.0%
Germany — 1.0%

Jungheinrich AG (cost $208,569)	9,651	381,482

Total Long-Term Investment Securities (cost $27,418,634)		36,522,064

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Time Deposits — 0.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/11 (cost $177,000)	$177,000	177,000

TOTAL INVESTMENTS (cost $27,595,634)(4)	99.1%	36,699,064
Other assets less liabilities	0.9	327,544

NET ASSETS	100.0%	$37,026,608

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At December 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.
ETF	—Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Japan	$7,577,777	$—	$—	$7,577,777
South Korea	1,853,843	—	—	1,853,843
Switzerland	2,128,207	—	—	2,128,207
United Kingdom	3,917,288	—	—	3,917,288
Other Countries*	17,968,585	312,261	232,897	18,513,743
Exchange-Traded Funds	2,149,724	—	—	2,149,724
Preferred Stock	381,482	—	—	381,482
Short-Term Investment Securities
Time Deposit	—	177,000	—	177,000

Total	$35,976,906	$489,261	$232,897	$36,699,064

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 9/30/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	232,897

Balance as of 12/31/2010	$232,897

See Notes to Portfolio of Investments

Industry Allocation*
Exchange-Traded Funds	5.8%
Electronic Components-Misc.	4.6
Auto/Truck Parts & Equipment-Original	4.2
Diversified Manufacturing Operations	4.2
Investment Management/Advisor Services	3.2
Distribution/Wholesale	3.0
Banks-Commercial	2.9
Machinery-General Industrial	2.1
E-Commerce/Products	1.9
Machinery-Electrical	1.9
Telecom Services	1.9
Internet Content-Information/News	1.9
Diversified Financial Services	1.6
Chemicals-Diversified	1.6
Diagnostic Kits	1.4
Finance-Other Services	1.4
Building-Residential/Commercial	1.4
Auto/Truck Parts & Equipment-Replacement	1.4
Insurance-Life/Health	1.4
Machinery-Construction & Mining	1.3
Chemicals-Specialty	1.3
Food-Meat Products	1.3
Medical-Drugs	1.2
Gas-Distribution	1.2
Entertainment Software	1.1
Housewares	1.1
Fisheries	1.1
Oil-Field Services	1.1
Commercial Services	1.1
Hotels/Motels	1.0
Machinery-Material Handling	1.0
Oil Field Machinery & Equipment	1.0
Gold Mining	1.0
Publishing-Periodicals	1.0
Insurance-Property/Casualty	1.0
Theaters	1.0
Transport-Services	1.0
Human Resources	1.0
Audio/Video Products	1.0
Beverages-Wine/Spirits	1.0
Retail-Misc./Diversified	1.0
Rental Auto/Equipment	1.0
Cosmetics & Toiletries	1.0
Motorcycle/Motor Scooter	1.0
Transport-Truck	0.9
Electric Products-Misc.	0.9
Electronic Connectors	0.9
Food-Retail	0.9
Agricultural Operations	0.8
Paper & Related Products	0.8
Containers-Paper/Plastic	0.8
Veterinary Products	0.8
Real Estate Investment Trusts	0.8
Coatings/Paint	0.8
Building & Construction-Misc.	0.8
Computer Services	0.8
Leisure Products	0.8
Alternative Waste Technology	0.7
Electronic Components-Semiconductors	0.7
E-Commerce/Services	0.7
Medical Labs & Testing Services	0.7
Computers-Integrated Systems	0.7
Pipelines	0.6
Medical Products	0.6
Retail-Restaurants	0.6
Retail-Bookstores	0.6
Power Converter/Supply Equipment	0.6
Machinery-Thermal Process	0.6
Applications Software	0.6
Venture Capital	0.5
Food-Misc.	0.5
Metal Processors & Fabrication	0.5
Real Estate Management/Services	0.5
Finance-Credit Card	0.5
Time Deposits	0.5
Batteries/Battery Systems	0.4
Electronic Measurement Instruments	0.4
Internet Infrastructure Software	0.4
Retail-Apparel/Shoe	0.4
Retail-Sporting Goods	0.4
Medical Information Systems	0.3
Machinery-Pumps	0.3
Consulting Services	0.2
Tools-Hand Held	0.2

99.1%

*	Calculated as a percentage of net assets

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of December 31, 2010, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Value Fund	1.91%	$4,863,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated December 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $254,037,000, a repurchase price of $254,037,212, and a maturity date of January 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	05/31/15	$254,790,000	$259,121,430

Note 3. Federal Income Taxes

As of December 31, 2010, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	International Equity Fund	Value Fund	International Small-Cap Fund
Cost (tax basis)	$118,844,968	$165,384,028	$29,884,778

Appreciation	14,831,421	16,952,728	9,356,125
Depreciation	(3,051,707)	(7,713,427)	(2,541,839)

Net unrealized appreciation (depreciation)	$11,779,714	$9,239,301	$6,814,286

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940
(17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 28, 2011